Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	Subsequent events

Share Capital Reorganization and Amendments to the Memorandum and Articles of Association

On July 27, 2026, the Company held an extraordinary general meeting of shareholders (the “EGM”), at which shareholders approved, among other matters, a share capital reduction and reorganization, an increase in authorized share capital, the adoption of the seventh and eighth amended and restated memorandum and articles of association, and an authorization for the board of directors (the “Board”) to implement one or more share consolidations.

On July 29, 2026, the Company effected the share capital reduction and reorganization. The par value of each issued Class A ordinary share and Class B ordinary share was reduced from US$0.75 to US$0.0000001 by cancelling US$0.7499999 of paid-up capital per issued share. Immediately thereafter, each authorized but unissued Class A ordinary share and Class B ordinary share of US$0.75 par value was subdivided into 7,500,000 shares of the same class of US$0.0000001 par value each, and excess authorized but unissued shares were cancelled. Upon completion of these actions, the Company’s authorized share capital was US$7.00, divided into 60,000,000 Class A ordinary shares and 10,000,000 Class B ordinary shares, each of US$0.0000001 par value. These actions did not change the number of issued ordinary shares.

The Company’s seventh amended and restated memorandum and articles of association, approved by special resolution at the EGM, became effective on July 29, 2026, immediately following the share capital reduction and reorganization, and replaced the sixth amended and restated memorandum and articles of association to reflect the resulting share capital.

Subsequently, on July 29, 2026, the Company increased its authorized share capital from US$7.00 to US$700.00 by creating an additional 5,940,000,000 Class A ordinary shares and 990,000,000 Class B ordinary shares, each of US$0.0000001 par value. Following the increase, the Company’s authorized share capital was US$700.00, divided into 6,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares, each of US$0.0000001 par value. The increase in authorized share capital did not itself result in the issuance of any shares.

The Company’s eighth amended and restated memorandum and articles of association, also approved by special resolution at the EGM, became effective on July 29, 2026, immediately following the share capital increase, and replaced the seventh amended and restated memorandum and articles of association to reflect the increased authorized share capital. As of the date of this report, the eighth amended and restated memorandum and articles of association remained in effect.

NYSE Minimum Share Price Deficiency Notice

On Aug 7, 2026, the Company has received a letter from the New York Stock Exchange dated August 7, 2026, notifying SOS that it is below compliance standards due to the trading price of SOS’s Class A ordinary shares. Specifically, the Notice indicated that the Company is not in compliance with Section 802.01C of the NYSE Listed Company Manual, which requires a listed company to maintain an average closing price of its listed securities of at least US$1.00 over a consecutive 30 trading-day period. As of the date of the Notice, the average closing price of the Company’s Class A ordinary shares over the preceding 30 consecutive trading days was below US$1.00.

September 15, 2026 Private Placement

On September 15, 2026, the Company entry into a securities purchase agreement with certain “non-U.S. Persons”, as defined in Regulation S under the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell an aggregate of 19,000,000 Class A ordinary shares of the Company, par value $0.0000001 per share, at a price of $0.18 per share, for an aggregate purchase price of approximately $3.42 million. In addition, the transaction was subsequently consummated on 22 September 2026, at which time the Company issued the 19,000,000 Class A ordinary shares and received gross proceeds of US$3.42 million. Net proceeds, after deducting offering expenses, were approximately US$3.415 million.

NYSE Public Reprimand Letter

On September 21, 2026 the Company received a Public Reprimand Letter from NYSE Regulation relating to the timing and accuracy of the Company’s disclosure of the September 2026 SPA.

September 24, 2026 Private Placement

On September 24, 2026, SOS Limited entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 40,000,000 Class A Ordinary Shares of the Company, par value $0.0000001 per share, at a price of $0.30 per Share, for an aggregate purchase price of approximately $12 million. The transaction closed on September 28, 2026, at which time the Company issued the 40,000,000 Class A ordinary shares and received gross proceeds of US$12 million. Net proceeds, after deducting offering expenses, were approximately US$11.99 million.    The net proceeds to the Company from such Offering shall be used by the Company for the further development and construction of the data center business, working capital and general corporate purposes.